Segment Information - Summary of Geographic Segment Data (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 712	$ 1,146
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	188	197
NORWAY
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	82	115
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	30	187
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	128	208
NIGERIA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	105	110
ANGOLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	100	249
SAUDI ARABIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	79	$ 80
Drilling Unit [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets	12,531		$ 13,216
Drilling Unit [Member] | Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets	2,405		1,816
Drilling Unit [Member] | NORWAY
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets	2,331		2,258
Drilling Unit [Member] | MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets	1,445		1,809
Drilling Unit [Member] | SPAIN
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets	1,344		2,016
Drilling Unit [Member] | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets	1,239		1,266
Drilling Unit [Member] | Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets	$ 3,767		$ 4,051